Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement Text Block	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 18, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED JULY 31, 2013, OF

PERMAL ALTERNATIVE CORE FUND

The language in the section titled "Performance" in the fund's Summary Prospectus and in the fund's Prospectus is superseded by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund's website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

Permal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 18, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED JULY 31, 2013, OF

PERMAL ALTERNATIVE CORE FUND

The language in the section titled "Performance" in the fund's Summary Prospectus and in the fund's Prospectus is superseded by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund's website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.